RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related party		$ 67,102		$ 53,423
Repayments of Related Party Debt		1,000	$ 40,000
Game For You [Member] | Service Agreement [Member]
Related Party Transaction [Line Items]
Related party service agreement		180,000	180,000
Amount due to Gameforyou, Incorporated		1,191,000		1,011,000
Amounts due to related party in cash per month		10,000
Amounts due to related party in cash or stock per month		10,000
BCasual [Member] | Computer Equipment [Member]
Related Party Transaction [Line Items]
Due from related party		67,102		53,423
Proceeds From Payments Made On Behalf Of Related Parties		117,412
Payments to Acquire Property, Plant, and Equipment, Total		131,091		$ 28,720
BCasual [Member] | Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating Leases, Income Statement, Sublease Revenue	$ 302,015
Joytoto Co Ltd [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		1,000	40,000
Proceeds from Related Party Debt		$ 28,720	$ 75,200